INVESTMENTS	9 Months Ended	12 Months Ended
	Jul. 31, 2014	Oct. 31, 2013
Investments Schedule [Abstract]
Investment [Text Block]

7.         INVESTMENTS

At July 31, 2014, we had marketable securities consisting of certificates of deposit of $2,550,000, which were classified as "available-for-sale securities" and reported at fair value.

 The fair value of investment in Videocon Industries Limited (“Videocon”) global depository receipts (‘Videocon GDRs”) as of July 31, 2014 and October 31, 2013, and the unrealized loss for the nine months ended July 31, 2014, are as follows:

Investment in Videocon

Fair Value as of October 31, 2013	$4,197,341
Unrealized loss	(46,371)
Fair Value as of July 31 2014	$4,150,970

4.         INVESTMENTS

Short-term Investments

At October 31, 2013 we had $-0- of certificates of deposit. At October 31, 2012 we had of certificates of deposit of $500,000.

Investment in Videocon

Our investment in Videocon is classified as an "available-for-sale security" and reported at fair value, with unrealized gains and losses excluded from operations and reported as component of accumulated other comprehensive income (loss) in shareholders’ equity.  The original cost basis of $16,200,000 was determined using the specific identification method.  The fair value of the Videocon GDRs is based on the price on the Luxembourg Stock Exchange, which price is based on the underlying price of Videocon’s equity shares which are traded on stock exchanges in India with prices quoted in rupees.

ASC 320 “Investments-Debt and Equity Securities” (“ASC 320”) and SEC guidance on other than temporary impairments of certain investments in equity securities requires an evaluation to determine if the decline in fair value of an investment is either temporary or other than temporary.  Unless evidence exists to support a realizable value equal to or greater than the carrying cost of the investment, an other than temporary impairment should be recorded.  At each reporting period we assess our investment in Videocon to determine if a decline that is other than temporary has occurred.  In evaluating our investment in Videocon at October 31, 2013, we determined that based on both the duration and the continuing magnitude of the market price decline compared to the carrying cost basis of approximately $5,382,000, and the uncertainty of its recovery, a write-down of the investment of approximately $1,185,000 should be recorded as of October 31, 2013, and a new cost basis of approximately $4,197,000 should be established. An other than temporary impairment of approximately $12,003,000, on a cumulative basis, has been recorded as of October 31, 2013. The fair value of investment in Videocon as of October 31, 2013 and 2012, the other than temporary impairment for the year ended October 31, 2013, and unrealized loss as of October 31, 2012, are as follows:

Investment in Videocon
Fair Value as of October 31, 2011	$ 5,382,051
Unrealized loss	(653,684)
Fair Value as of October 31, 2012	$ 4,728,367
Reversal of unrealized loss as of October 31, 2012	653,684
Other than temporary impairment	(1,184,710)
Fair Value as of October 31, 2013	$ 4,197,341

Investment in and Related Party Transactions with Volga-Svet, Ltd

In September 2009, we entered into the Volga License Agreement to produce and market our thin, flat, low voltage phosphor displays in Russia.  In addition, in September 2009, we acquired a 19.9% ownership interest in Volga in exchange for 150,000 unregistered shares of our common stock.  As we do not believe that we can exercise significant influence over Volga, our investment in Volga as of October 31, 2011 was recorded at cost of approximately $128,000 based on the closing price of our common stock at the time of the acquisition. During fiscal 2012, we discontinued utilizing Volga for contract research and development work.   In evaluating our investment in Volga at October 31, 2012, we determined that the discontinuation of funding by CopyTele and the lack of available financial information from Volga has impaired the value of our investment in Volga and accordingly, a write-off of our investment of approximately $128,000 was recorded as of October 31, 2012.

Research and development expenses in the accompanying consolidated statements of operations include payments to Volga for the year ended October 31, 2012 of approximately $326,000.

Investment in ZQX Advisors, LLC

In August 2009, we entered into an Engagement Agreement with ZQX Advisors, LLC (“ZQX”) to assist us in seeking business opportunities and licenses for our electrophoretic display technology.  Concurrently with entering into the Engagement Agreement, we acquired a 19.5% ownership interest in ZQX.  On January 21, 2013, we terminated the Engagement Agreement with ZQX, but currently retain our 19.5% interest in ZQX. We have classified our interest in ZQX of approximately $48,000 as a reduction of additional paid-in capital within shareholders’ deficiency since this investment in ZQX consists entirely of our equity securities.  During the year ended October 31, 2013, we received approximately $24,000 representing our share of the proceeds from the sale of CopyTele common stock by ZQX.